Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Trade and Other Payables

	2022	2021
	US$M	US$M
Trade payables	5,360	5,079
Other payables	1,327	1,948

Total	6,687	7,027

Comprising:
Current	6,687	7,027
Non-current	–	–